Financial instruments (Tables)	12 Months Ended
Mar. 31, 2014
Schedule of Changes in Fair Value of Derivatives Designated as Fair Value Hedges and Hedged Items Recognized in Consolidated Statements Of Income
 Changes in the fair value of the derivatives designated as fair value hedges and the hedged items recognized in the consolidated statements of income for the fiscal year ended March 31, 2012, 2013 and 2014 were as follows:

	2012
Consolidated statements of income item	Changes in the fair value of the derivatives	Changes in the fair value of the hedged items
	Millions of yen
Other, net	¥(1,650)	¥1,650

	2013
Consolidated statements of income item	Changes in the fair value of the derivatives	Changes in the fair value of the hedged items
	Millions of yen
Other, net	¥(0)	¥0

	2014
Consolidated statements of income item	Changes in the fair value of the derivatives	Changes in the fair value of the hedged items
	Millions of yen
Other, net	¥57	¥(57)

Schedule of Changes in Fair Value of Cash Flow Hedges Recorded in Other Comprehensive Income (Loss)

Changes in the fair value of cash flow hedges recorded in other comprehensive income (loss) for the fiscal years ended March 31, 2013 and 2014 were as follows:

	2013	2014
	Millions of yen
Forward exchange contracts	¥(472)	¥(783)
Interest rate swap agreements	(1,327)	(1,463)
Currency swap agreements	2,158	(2,882)

Total	¥359	¥(5,128)

Schedule of Amounts of Gain (Loss) on Cash Flow Hedges Reclassified from Accumulated Other Comprehensive Income (Loss) into Net Income

Amounts of gain (loss) on cash flow hedges reclassified from accumulated other comprehensive income (loss) into net income for the fiscal years ended March 31, 2012, 2013 and 2014 were as follows:

	Consolidated statements of income item	2012	2013	2014
		Millions of yen
Forward exchange contracts	Other, net	¥(264)	¥32	¥1,960
Interest rate swap agreements	Other, net	(1,173)	(914)	(576)
Currency swap agreements	Other, net	604	3,362	2,501

Total		¥(833)	¥2,480	¥3,885

Schedule of Changes in Fair Value of Derivatives Not Designated as Hedging Instruments Recorded in Consolidated Statements Of Income

Changes in the fair value of the derivatives not designated as hedging instruments recorded in the consolidated statements of income for the fiscal years ended March 31, 2012, 2013 and 2014 were as follows:

	Consolidated statements of income item	2012	2013	2014
		Millions of yen
Forward exchange contracts	Other, net	¥1,254	¥(815)	¥1,779
Interest rate swap agreements	Other, net	(118)	152	575
Currency swap agreements	Other, net	30	(34)	1,460
Currency option agreements	Other, net	763	727	585

Total		1,929	30	4,399

Schedule of Estimated Fair Value of Financial Instruments

The table that follows provides the estimated fair value of financial instruments. Assets and liabilities with carrying amounts that approximate fair values, such as cash and cash equivalents, notes and accounts receivable, trade, short-term borrowings, accounts payable, trade, and accrued payroll are not included in the table. Fair value information regarding “Marketable securities and other investments” is disclosed in note 7.

	2013		2014
	Carrying amount	Fair value	Carrying amount	Fair value
	Millions of yen
Long-term debt including current portion	¥3,937,935	¥4,178,710	¥3,909,024	¥4,108,377

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value

The fair value of derivative instruments and amounts recognized in the consolidated balance sheets at March 31, 2013 and 2014 are as follows. The fair value of derivative instruments are measured by inputs derived principally from observable market data provided by financial institutions.

	2013	2014
	Millions of yen
Assets
Derivatives designated as hedging instruments:
Forward exchange contracts
Prepaid expenses and other current assets	¥202	¥382
Interest rate swap agreements
Prepaid expenses and other current assets	—	60
Other assets	4	—
Currency swap agreements
Prepaid expenses and other current assets	1	—
Other assets	21,902	33,349

Subtotal	22,109	33,791

Derivatives not designated as hedging instruments:
Forward exchange contracts
Prepaid expenses and other current assets	518	579
Other assets	18	88
Interest rate swap agreements
Other assets	92	604
Currency swap agreements
Prepaid expenses and other current assets	1	1,456
Currency option agreements
Prepaid expenses and other current assets	—	8
Other assets	—	282

Subtotal	629	3,017

Total	¥22,738	¥36,808

	2013	2014
	Millions of yen
Liabilities
Derivatives designated as hedging instruments:
Forward exchange contracts
Other (Current liabilities)	¥10	¥13
Interest rate swap agreements
Other (Current liabilities)	196	26
Other (Long-term liabilities)	1,135	1,439
Currency swap agreements
Other (Current liabilities)	3	—
Other (Long-term liabilities)	269	571

Subtotal	1,613	2,049

Derivatives not designated as hedging instruments:
Forward exchange contracts
Other (Current liabilities)	540	473
Other (Long-term liabilities)	101	35
Interest rate swap agreements
Other (Current liabilities)	53	124
Other (Long-term liabilities)	588	454
Currency swap agreements
Other (Current liabilities)	5	—
Currency option agreements
Other (Current liabilities)	40	11
Other (Long-term liabilities)	329	74

Subtotal	1,656	1,171

Total	¥3,269	¥3,220

Designated as Hedging Instrument
Schedule of Notional Amounts of Outstanding Derivative Positions

The notional principal amounts of cash flow hedges at March 31, 2013 and 2014 were as follows:

	2013	2014
	Millions of yen
Forward exchange contracts	¥10,545	¥8,442
Interest rate swap agreements	97,686	78,242
Currency swap agreements	¥152,204	¥147,798

Not Designated as Hedging Instrument
Schedule of Notional Amounts of Outstanding Derivative Positions

The notional principal amounts of the derivatives not designated as hedging instruments at March 31, 2013 and 2014 were as follows:

	2013	2014
	Millions of yen
Forward exchange contracts	¥49,367	¥49,125
Interest rate swap agreements	306,162	337,010
Currency swap agreements	147	4,300
Currency option agreements	55,056	85,338